Commitments and contingencies - Schedule of Commitment Under Operating Leases (Detail) $ in Thousands	Sep. 30, 2016 USD ($)
Leases [Abstract]
Remainder of 2016	$ 32,398
2017	128,893
2018	130,004
2019	131,282
2020	132,530
Thereafter	820,196
Operating leases, future minimum payments due	$ 1,375,303